Long-Term Obligations (Details) (USD $)			12 Months Ended																12 Months Ended				12 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Revolving Credit Facility	Mar. 31, 2014 Revolving Credit Facility Minimum	Mar. 31, 2014 Revolving Credit Facility Maximum	Mar. 31, 2014 Revolving Credit Facility Alternate base rate	Mar. 31, 2014 Revolving Credit Facility Alternate base rate Minimum	Mar. 31, 2014 Revolving Credit Facility Alternate base rate Maximum	Mar. 31, 2014 Revolving Credit Facility LIBOR rate	Mar. 31, 2014 Revolving Credit Facility LIBOR rate Minimum	Mar. 31, 2014 Revolving Credit Facility LIBOR rate Maximum	Mar. 31, 2014 Revolving Credit Facility Expansion Capital Facility	Mar. 31, 2013 Revolving Credit Facility Expansion Capital Facility	Mar. 31, 2014 Revolving Credit Facility Expansion Capital Facility LIBOR rate	Mar. 31, 2014 Revolving Credit Facility Working Capital Facility	Mar. 31, 2013 Revolving Credit Facility Working Capital Facility	Mar. 31, 2014 Revolving Credit Facility Working Capital Facility Alternate base rate	Mar. 31, 2014 Revolving Credit Facility Working Capital Facility LIBOR rate	Mar. 31, 2014 Revolving Credit Facility Letters of credit	Mar. 31, 2014 Senior Notes	Mar. 31, 2013 Senior Notes	Jun. 19, 2012 Senior Notes	Mar. 31, 2014 Senior Notes Minimum	Oct. 16, 2013 Unsecured Notes	Mar. 31, 2014 Unsecured Notes	Mar. 31, 2014 Other notes payable	Mar. 31, 2013 Other notes payable	Mar. 31, 2014 Other notes payable Minimum	Mar. 31, 2014 Other notes payable Maximum
Long-Term Debt
Total debt	$ 1,636,914,000	$ 749,062,000										$ 532,500,000	$ 441,500,000		$ 389,500,000	$ 36,000,000				$ 250,000,000	$ 250,000,000				$ 450,000,000	$ 14,914,000	$ 21,562,000
Less - current maturities	7,080,000	8,626,000
Long-term debt	1,629,834,000	740,436,000
Maximum borrowing capacity												785,500,000			935,500,000
Outstanding cash borrowings			922,000,000									532,500,000		532,500,000	389,500,000		31,500,000	358,000,000
Outstanding letters of credit															270,600,000
Variable interest rate base						base rate			LIBOR
Interest rate margin added to variable rate base (as a percent)							0.50%	1.50%	0.16%	1.50%	2.50%
Reference rate (as a percent)									1.75%										1.75%
Commitment fees charged on unused credit (as a percent)				0.38%	0.50%
Fixed interest rate (as a percent)																				6.65%				6.875%
Debt covenant terms, default trigger amount																							10,000,000
Percentage of aggregate principal amount held by trustee or holders to declare notes due and payable																							51.00%
Leverage ratio					4.25
Actual leverage ratio			3
Interest coverage ratio				2.75
Actual interest coverage ratio			7
Debt issued																						250,000,000		450,000,000
Repayments in semi-annual installments																				25,000,000
Interest rate (as a percent)			1.98%						1.91%					1.91%			4.00%	1.91%										2.10%	4.90%
Net proceeds after underwriting fees and estimated offering costs																								438,400,000
Initial purchase discount																								10,100,000
Estimated offering costs																								$ 1,500,000